Long-Term Debt - Narrative (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Broker Repurchase Agreements	Nov. 30, 2012 Broker Repurchase Agreements	Dec. 31, 2011 Vision Bank
Debt Instrument [Line Items]
Debt repurchased during period				$ 300,000,000
Debt repurchased during period, rate				1.75%
Total prepayment penalty			25,000,000
Effective interest rate percentage			3.40%
Prepayment Penalty, Future Amortization Expense [Abstract]
2013			4,800,000
2014			4,900,000
2015			5,000,000
2016			5,100,000
2017			4,800,000
Prepayment penalty	24,601,000	0	24,601,000
Capital lease obligation pertaining to acquisition of Vision					1,400,000
Long-term debt with contractual maturity longer than five years	252,259,000	253,175,000
Long term debt, callable by the issuer in 2013	$ 250,000,000